REVENUES - Schedule of Changes in Advances from Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Balance, beginning of the period	$ 2,323	$ 1,563
New performance obligations	7,539	1,677
Reclassification to revenue as a result of satisfying performance obligation	(8,099)	(917)
Balance, end of the period	$ 1,763	$ 2,323